LEGAL MATTERS	12 Months Ended
Oct. 31, 2023
Legal Matters
LEGAL MATTERS

24.	LEGAL MATTERS

On September 22, 2022, the SEC issued an Order Instituting Proceedings pursuant to Section 12(j) of the 1934 Act, against the Company alleging violations of the 1934 Act, as amended, and the rules promulgated thereunder, by failing to timely file periodic reports. Section 12(j) authorizes the SEC as it deems necessary or appropriate for the protection of investors to suspend for a period not exceeding 12 months, or to revoke, the registration of a security if the SEC finds, on the record after notice and opportunity for hearing, that the issuer of such security has failed to comply with any provision of the 1934 Act, as amended, or the rules promulgated thereunder. The Company has filed an answer to the Order Instituting Proceedings and is seeking a hearing in the matter. The Company is currently fully compliant with all of their filings, is vigorously defending itself in the matter, and is preparing to re-register its security if necessary.